STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
OPERATING ACTIVITIES
Net loss	$ (447,309)	$ (531,414)	$ (979,343)
Prepaid expenses	7,338	(7,338)
Accounts payable and accrued interest	46,331	505,149	551,480
Accounts payable - related party	(6,360)	10,349	3,989
Net cash used in operating activities	(400,000)	(23,254)	(423,874)
FINANCING ACTIVITIES
Loans from related parties			274
Issuance of promissory notes	400,000		400,000
Sale of common stock			23,600
Net cash provided by financing activities	400,000		423,874
Net change in cash and equivalents		(23,254)
Cash and equivalents at beginning of the period		23,254
Cash and equivalents at end of the period
Supplemental cash flow information:
Cash paid for Interest
Cash paid for Taxes